Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2020	Mar. 31, 2019
Unsecured Loans Weighted Average Interest Rate 2.52%
Short-term Debt [Line Items]
Debt weighted-average interest rate		2.52%
Unsecured Loans Weighted Average Interest Rate 0.86%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.86%
Repurchase agreement, weighted average interest rate 0.56%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.56%
Repurchase agreement, weighted average interest rate 0.93%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.93%
Secured Call Money Weighted Average Interest Rate 0.18%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.18%
Secured Call Money Weighted Average Interest Rate 0.13%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.13%